Basis of Presentation	6 Months Ended
Jun. 30, 2021
Basis of Presentation
Basis of Presentation

2. Basis of Presentation

These unaudited condensed consolidated financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”). Certain information and footnote disclosures required by IFRS for a complete set of annual financial statements have been omitted, and, therefore, these unaudited condensed consolidated financial statements should be read in conjunction with the Group’s annual consolidated financial statements as of and for the year ended December 31, 2020, filed with the SEC on March 5, 2021.

The critical accounting judgments and key sources of estimation uncertainty were disclosed in the Company’s annual consolidated financial statements for the year ended December 31, 2020 and remain unchanged.

The unaudited condensed consolidated financial statements are expressed in U.S. dollars (“USD”), which is the functional currency of all of the subsidiaries in the Group because their vessels operate in international shipping markets in which revenues and expenses are primarily settled in USD, and the Group’s most significant assets and liabilities are paid for and settled in USD.

The financial statements are prepared on the historical cost basis, except for the revaluation of derivative financial instruments. The same accounting policies and methods of computation have been followed in these unaudited condensed consolidated financial statements as were applied in the preparation of the Group’s financial statements for the year ended December 31, 2020.

Until December 31, 2020, interest paid and movements of cash collaterals for swaps were presented in the consolidated statement of cash flows under cash provided by operating activities. IAS 7 Cash Flow Statement does not dictate how interest cash flows should be classified, but rather allows an entity to determine the classification appropriate to its business. The standard permits entities to present payments for interest under either operating or financing activities, provided that the elected presentation is applied consistently from period to period. In 2021, management, after reviewing the Exposure Draft General Presentation and Disclosures issued by the IASB in December 2019, elected to reclassify interest paid including cash paid for interest rate swaps held for trading and the movements of cash collaterals related to the Group’s swaps under cash used in financing activities, in conformity with the proposal of the Exposure Draft to reduce presentation alternatives and classify interest paid as a cash flow arising from financing activities. Management believes that the revised classification provides more relevant information to users, as it better reflects management’s view of the financing nature of these transactions. Comparative figures have been retrospectively adjusted to reflect this change in policy in the statement of cash flows, as follows:

	Six months ended June 30, 2020
	As previously reported	Adjustments	As restated
Net cash provided by operating activities	72,848	135,536	208,384
Net cash used in investing activities	(371,179)	—	(371,179)
Net cash provided by financing activities	209,621	(135,536)	74,085
Effects of exchange rate changes on cash and cash equivalents	(2,123)	—	(2,123)
Decrease in cash and cash equivalents	(90,833)	—	(90,833)

On August 5, 2021, GasLog’s board of directors authorized the unaudited condensed consolidated financial statements for issuance.

As of June 30, 2021, GasLog’s current assets totaled $297,591, while current liabilities totaled $770,995, resulting in a negative working capital position of $473,404. Current liabilities include $315,000 relating to the 8.875% senior unsecured notes due in 2022 (the “8.875% Senior Notes”) which will mature on March 22, 2022 (and we plan to refinance in due course) and $61,406 of unearned revenue in relation to hires received in advance of June 30, 2021 (which represents a non-cash liability that will be recognized as revenue in July as the services are rendered).

Management monitors the Company’s liquidity position throughout the year to ensure that it has access to sufficient funds to meet its forecast cash requirements, including newbuilding and debt service commitments, and to monitor compliance with the financial covenants within its loan and bond facilities. Considering the volatile commercial and financial market conditions experienced throughout 2020 due to the COVID-19 pandemic and the continued uncertainty surrounding the long-term impact of the pandemic, management anticipates that our primary sources of funds for at least twelve months from the date of this report will be available cash, cash from operations and existing borrowings. Management believes that these anticipated sources of funds will be sufficient for the Company to meet its liquidity needs and to comply with its banking covenants for at least twelve months from the date of this report and therefore it is appropriate to prepare the financial statements on a going concern basis. In relation to the 8.875% Senior Notes that mature on March 22, 2022, the Company is exploring all options available and has productive discussions with financiers to complete this refinancing on time subject to market conditions. In addition, the Company may enter into new debt facilities in the future, as well as equity or debt instruments, although there can be no assurance that the Company will be able to obtain additional financings on terms acceptable to the Company, which will also depend on financial, commercial and other factors that are beyond the Company’s control.

Adoption of new and revised IFRS

(a) Standards and interpretations adopted in the current period

In August 2020, the IASB issued the Phase 2 amendments to IFRS 9 Financial Instruments, IFRS 7 Financial Instruments: Disclosures, IFRS 4 and IFRS 16 in connection with the Phase 2 of the interest rate benchmark reform. The amendments address the issues arising from the implementation of the reforms, including the replacement of one benchmark with an alternative one. The amendment is effective for annual periods beginning on or after January 1, 2021. Management anticipates that this amendment will not have a material impact on the Group’s consolidated financial statements.

(b) Standards and amendments in issue not yet adopted

In January 2020, the IASB issued a narrow-scope amendment to IAS 1 Presentation of Financial Statements, to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date (for example, the receipt of a waiver or a breach of covenant). The amendment also defines the “settlement” of a liability as the extinguishment of a liability with cash, other economic resources or an entity’s own equity instruments. The amendment will be effective for annual periods beginning on or after January 1, 2022 and should be applied retrospectively in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. Earlier application is permitted. Management anticipates that this amendment will not have a material impact on the Group’s financial statements.